Pension and Other Post-Retirement Benefits (Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	7.00%	6.50%
Pension [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Average remaining service period of active employees (years)	12.7	15.3
Pension [Member] | Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	5.01%	3.09%
Rate of increase in compensation levels (%)	4.29%	4.27%
Life expectancy at 65 for a male member currently at age 65	20.6	20.7
Life expectancy at 65 for a female member currently at age 65	22.9	22.9
Other [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Average remaining service period of active employees (years)	12.8	14.9
Other [Member] | Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	4.86%	2.97%
Medical cost trend rate - year reaches ultimate trend rate	2033	2030
Life expectancy at 65 for a male member currently at age 65	20.5	20.6
Life expectancy at 65 for a female member currently at age 65	23.2	23.2
Other [Member] | Benefit obligations [Member] | Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Other [Member] | Benefit obligations [Member] | Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	7.00%	6.50%